Maximum Potential Amount of Future Payment for Credit Protection Written by Expiration Period (Detail) (JPY ¥) In Billions	Mar. 31, 2011	Mar. 31, 2010
Credit Derivatives [Line Items]
Maximum payout/Notional amount	¥ 4,444	¥ 4,854
One year or less
Credit Derivatives [Line Items]
Maximum payout/Notional amount	1,212	790
After one year through five years
Credit Derivatives [Line Items]
Maximum payout/Notional amount	3,024	3,729
After five years
Credit Derivatives [Line Items]
Maximum payout/Notional amount	¥ 208	¥ 335